Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMI-10-03 October 1, 2010
1.480138.128

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

The following information replaces the similar information found in the "Purchase and Sale of Shares" section on page 18.

The fund has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMII-10-03 October 1, 2010
1.480139.124

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMIII-10-02 October 1, 2010
1.480140.123

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMSC-10-02 October 1, 2010
1.778424.116

Supplement to the
Fidelity® Institutional Money Market Funds - Money Market Portfolio - Class F
May 29, 2010
Prospectus

Effective on October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K) Ltd. no longer serve as sub-advisers to the fund.

IMM-F-10-01 October 1, 2010
1.898758.101

Supplement to the
Fidelity® Institutional
Money Market Funds
Class IV
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 5 and 9, the first paragraph in the "Shareholder Information" section on page 19 and the first paragraph under the heading "Buying Shares" on page 20 are no longer applicable.

TRO-10-02 October 1, 2010
1.864395.108

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

PMM-10-02 October 1, 2010
1.880937.106

Supplement to the

Fund	Class I	Class II	Class III	Class IV	Class F	Institutional Class	Select Class
Government Portfolio	FIGXX	FCVXX	FCGXX				FGEXX
Money Market Portfolio	FMPXX	FCIXX	FCOXX		FMMXX	FNSXX	FMYXX
Prime Money Market Portfolio	FIDXX	FDOXX	FCDXX	FDVXX		FIPXX	FDIXX
Tax-Exempt Portfolio	FTCXX	FEXXX	FETXX				FSXXX
Treasury Only Portfolio	FSIXX	FOXXX	FOIXX	FOPXX			FTYXX
Treasury Portfolio	FISXX	FCEXX	FCSXX	FTVXX			FTUXX

Funds of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

Effective May 28, 2010, the following information replaces the similar information regarding each fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 2.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

The following information supplements the information in the "Fund Holdings Information" section beginning on page 34.

Beginning on or before October 7, 2010, the funds will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

IMMB-10-02 October 1, 2010
1.480584.116